Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Moderately Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 68.0%
Penn Series Flexibly Managed Fund*	173,231	$18,575,549
Penn Series Index 500 Fund*	963,763	50,038,565
Penn Series Large Cap Growth Fund*	46,180	2,078,115
Penn Series Large Cap Value Fund*	238,442	12,427,587
Penn Series Large Core Growth Fund*	113,320	4,107,835
Penn Series Large Core Value Fund*	244,195	8,405,193
Penn Series Large Growth Stock Fund*	22,924	2,073,706
Penn Series Mid Cap Growth Fund*	104,161	4,214,349
Penn Series Mid Cap Value Fund*	61,828	2,093,486
Penn Series Mid Core Value Fund*	263,835	10,347,593
Penn Series Real Estate Securities Fund*	277,797	10,100,716
Penn Series Small Cap Growth Fund*	30,113	2,094,085
Penn Series Small Cap Index Fund*	238,329	8,317,688
Penn Series SMID Cap Growth Fund*	40,150	2,109,102
Penn Series SMID Cap Value Fund*	100,411	4,225,284
TOTAL AFFILIATED EQUITY FUNDS (Cost $97,657,190)		141,208,853

AFFILIATED FIXED INCOME FUNDS — 16.6%
Penn Series Limited Maturity Bond Fund*	851,320	12,224,952
Penn Series Quality Bond Fund*	1,331,403	22,274,375
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $32,019,686)		34,499,327

AFFILIATED INTERNATIONAL EQUITY FUNDS — 15.1%
Penn Series Developed International Index Fund*	531,539	10,444,744
Penn Series Emerging Markets Equity Fund*	560,055	6,502,246
Penn Series International Equity Fund*	324,368	14,424,631
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $25,649,304)		31,371,621
TOTAL INVESTMENTS — 99.7% (Cost $155,326,180)		$207,079,801
Other Assets & Liabilities — 0.3%		673,175
TOTAL NET ASSETS — 100.0%		$207,752,976

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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